Commitments and Contingencies - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Commitments [Line Items]
Lease term	3 years
Annual rent payment	$ 70,200
Solana Beach California [Member] | Office Space [Member]
Commitments [Line Items]
Operating lease annual increase to base rent		3.00%
Rent under operating lease expense		$ 16,400
Operating Sublease For Office Space [Member] | California
Commitments [Line Items]
Operating lease, payments		100,000	$ 700,000
Rent under operating lease expense		$ 100,000	$ 600,000